As filed with the Securities and Exchange Commission on December 8, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
2020 East Financial Way, Suite 100
Glendora, CA 91741
(Name and address of agent for service)

(414) 765-5340
(Registrant's telephone number, including area code)

Date of fiscal year end: March 31, 2006

Date of reporting period: September 30, 2005

Item 1. Report to Stockholders.

McIntyre, Freedman & Flynn
Investment Advisers, Inc.

McIntyre Global Equity Fund

A no-load growth fund

Semi-Annual Report
For the Six Months Ended
September 30, 2005

McIntyre Global Equity Fund

November 14, 2005

Dear Fellow Shareholders:

The stock market this year has become a struggle between rising corporate profits and rising dividend yields on the one hand and higher energy prices and a concern (in my view, ill founded) that inflation could spark a run up in interest rates. As a result most popular averages have shown little progress this year and in fact have not had much of a move since January 2004.

This has seemed to many to be an eternity but the fundamentals of the economy based upon the data seem quite strong. One only needs to see the low unemployment rate, the still quite low long-term interest rates and most importantly from a stock market point of view, the very strong trend in earnings and cash flow.

In fact, the S&P 500 Index is poised to complete its 14th consecutive quarter of double-digit earnings gains. In my opinion, this has led the valuation of the stock market to reach one of its most attractive points in many years. The forward price to earnings ratio for 2006 is just 15 with many very high quality names such as Citigroup, Merrill Lynch, Cendant and JP Morgan all trading at what I believe are significant discounts to an inexpensive market. Thus, in my opinion, market valuations are reasonable and what the market needs is a catalyst.

As I said six months ago that catalyst may be what it often has been in the past and that is a sign from the Federal Reserve that its cycle of increasing short-term interest rates is over. Given the impending change at the helm of that agency and given the very flat yield curve I feel that time is very close. As such, I feel the Fund is positioned for what I perceive as a positive year for equities in 2006.

I continue to have great confidence in the outlook for the global economy. I believe misplaced fears over the return of widespread inflation should be overtaken by a growing economy, which should be led by productivity growth, strong corporate profits and increasing opportunities for many of the billions of new workers joining the global work force.

My optimism is not just sentiment. I have continued to expand my personal investment in the Fund while never having sold one share. At this point I am by far and away the single largest shareholder and plan to continue to invest in what I consider to be an excellent portfolio of firms.

Our firm provides a weekly commentary, which serves to update our outlook for the economy as well as many of our holdings. You can access this service without any charge by contacting us at info@mcintyreinvestments.net.

McIntyre Global Equity Fund

Thank you.

Sincerely,

Thomas P. McIntyre, CFA
Portfolio Manager

The above discussion is based on the opinions of Thomas P. McIntyre, given the current economic environment and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Past performance is not a guarantee of future results.

Mutual fund investing involves risk. Principal loss is possible. The Fund invests in foreign securities which may involve greater volatility and political, economic and currency risks and differences in accounting methods. The Fund is non-diversified and is therefore more exposed to individual stock market volatility than a diversified fund.

Please refer to the schedule of investments in the report for complete fund holdings. Fund holdings are subject to change and should not be considered a recommendation to buy or sell any security.

The Price to Earnings (P/E) Ratio is calculated by dividing the current price of the stock by the company’s trailing 12 months’ earnings per share.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. You cannot invest directly in an index.

McIntyre Global Equity Fund

EXPENSE EXAMPLE at September 30, 2005
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (4/1/05 - 9/30/05).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses, with actual net expenses being limited to 1.75% per the advisory agreement. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

McIntyre Global Equity Fund

EXPENSE EXAMPLE at September 30, 2005
(Unaudited) - (Continued)

	Beginning Account Value 4/1/05	Ending Account Value 9/30/05	Expenses Paid During Period 4/1/05 - 9/30/05*
Actual	$1,000.00	$1,112.70	$9.27
Hypothetical (5% return before expenses)	$1,000.00	$1,016.29	$8.85

*
Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 183 (days in most recent fiscal half-year)/365 days to reflect the one-half year expense.

ALLOCATION OF PORTFOLIO ASSETS - at September 30, 2005
(Unaudited)

McIntyre Global Equity Fund

PORTFOLIO OF INVESTMENTS BY INDUSTRY at September 30, 2005
(Unaudited)

Common Stocks: 98.4%	Shares	Market Value
Commercial Services & Supplies: 8.0%
Cendant Corp. (United States)	40,000	$825,600
Communications Equipment: 22.5%
Cisco Systems, Inc. (United States)*	30,000	537,900
Motorola, Inc. (United States)	40,000	883,600
Nortel Networks Corp. (Canada)*#	100,000	326,000
Scientific-Atlanta, Inc. (United States)	15,000	562,650
		2,310,150
Drilling Oil & Gas Wells: 2.8%
Pioneer Drilling Co. (United States)*	15,000	292,800
Financial Services: 20.7%
Citigroup, Inc. (United States)	18,389	837,067
J.P. Morgan Chase & Co. (United States)	20,000	678,600
Merrill Lynch & Co., Inc. (United States)	10,000	613,500
		2,129,167
Hotels, Restaurants & Leisure: 6.3%
Harrah’s Entertainment, Inc. (United States)	9,950	648,640
Media: 16.4%
Time Warner, Inc. (United States)	60,000	1,086,600
Viacom, Inc. - Class B (United States)	18,115	597,976
		1,684,576
Semiconductor & Semiconductor Equipment: 11.9%
Intel Corp. (United States)	10,000	246,500
LSI Logic Corp. (United States)*	30,000	295,500
Texas Instruments, Inc. (United States)	20,000	678,000
		1,220,000
Telecommunication Services: 9.8%
Qwest Communications International, Inc. (United States)*	120,000	492,000
Vodafone Group PLC - ADR (United Kingdom)	20,000	519,400
		1,011,400
Total Common Stocks
(Cost $8,409,608)		10,122,333

See accompanying Notes to Financial Statements.

McIntyre Global Equity Fund

PORTFOLIO OF INVESTMENTS BY INDUSTRY at September 30, 2005
(Unaudited) - (Continued)

Warrants: 0.0%	Shares	Market Value
Lucent Technologies, Inc. (United States)*
Expiration December 2007, Exercise Price $2.75
(Acquired 2/22/2005, Cost $12,042)	3,169	$3,011

Short-Term Investments: 1.8%
Federated Cash Trust Treasury Money Market Fund
(Cost $186,007)	186,007	186,007

Total Investments in Securities
(Cost $8,607,657): 100.2%		10,311,351
Liabilities in Excess of Cash and Other Assets: (0.2)%		(22,250)

Net Assets: 100.0%		$10,289,101

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.
ADR	American Depositary Receipt

See accompanying Notes to Financial Statements.

McIntyre Global Equity Fund

PORTFOLIO OF INVESTMENTS BY COUNTRY at September 30, 2005
(Unaudited)

Country	Percent of Net Assets

Canada	3.2%
United Kingdom	5.0%
United States	92.0%

Total Investments in Securities	100.2%
Liabilities in Excess of Cash and Other Assets	(0.2)%

Net Assets
100.0%

See accompanying Notes to Financial Statements.

McIntyre Global Equity Fund

STATEMENT OF ASSETS AND LIABILITIES at September 30, 2005
(Unaudited)

ASSETS
Investments in securities, at value (cost $8,607,657)	$10,311,351
Cash	450
Receivables for:
Due from advisor	2,349
Dividends and interest	2,892
Prepaid expenses	11,146
Other assets	18,575
Total assets	10,346,763

LIABILITIES
Payables for:
Fund shares redeemed	13,223
Administration fees	2,466
Audit fees	7,930
Custody fees	852
Fund accounting fees	6,431
Shareholder servicing fees	2,126
Shareholder reporting fees	7,028
Transfer agent fees	15,115
Chief Compliance Officer fee	1,928
Accrued expenses	563
Total liabilities	57,662

NET ASSETS	$10,289,101

Net asset value per share ($10,289,101/1,335,961 shares outstanding;
50,000,000 shares authorized, $0.01 par value)	$7.70

COMPONENTS OF NET ASSETS
Paid-in capital	$11,232,855
Undistributed net investment loss	(20,184)
Accumulated net realized loss on investments	(2,627,264)
Net unrealized appreciation on investments	1,703,694
Net assets	$10,289,101

See accompanying Notes to Financial Statements.

McIntyre Global Equity Fund

STATEMENT OF OPERATIONS

For the Six Months Ended September 30, 2005 (Unaudited)
INVESTMENT INCOME
Income
Dividends	$69,187
Interest	796
Total income	69,983

Expenses
Advisory fees (Note 3)	38,648
Transfer agent fees	23,483
Administration fees (Note 3)	15,041
Professional fees	12,955
Shareholder servicing fees (Note 3)	12,883
Fund accounting fees	12,370
Registration expense	9,026
Reports to shareholders	5,262
Insurance expense	4,220
Trustee fees	3,857
Chief Compliance Officer fee (Note 3)	3,000
Miscellaneous	2,130
Custody fees	1,932
Total expenses	144,807
Less: expenses waived and reimbursed by Advisor (Note 3)	(54,640)
Net expenses	90,167
Net investment loss	(20,184)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	453,186
Net change in unrealized appreciation on investments	663,244
Net realized and unrealized gain on investments	1,116,430
Net Increase in Net Assets Resulting from Operations	$1,096,246

See accompanying Notes to Financial Statements.

McIntyre Global Equity Fund

STATEMENT OF CHANGES IN NET ASSETS

	For the Six Months Ended September 30, 2005 (Unaudited)	For the Year Ended March 31, 2005
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment loss	$(20,184)	$(22,227)
Net realized gain on investments	453,186	625,590
Net unrealized appreciation/(depreciation)
on investments	663,244	(1,647,503)
Net increase/(decrease) in net assets
resulting from operations	1,096,246	(1,044,140)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived
from net change in outstanding shares (a)	(946,167)	(2,826,794)
Total increase/(decrease) in net assets	150,079	(3,870,934)

NET ASSETS
Beginning of period	10,139,022	14,009,956

End of period	$10,289,101	$10,139,022

Includes undistributed net investment loss of	$(20,184)	$—

(a) A summary of share transactions is as follows:

	Six Months Ended September 30, 2005 (Unaudited)		Year Ended March 31, 2005

	Shares	Value	Shares	Value

Shares sold	68,746	$501,455	81,539	$578,828
Redemption fees retained	—	113	—	483
Shares redeemed	(197,077)	(1,447,735)	(482,172)	(3,406,105)
Net decrease	(128,331)	$(946,167)	(400,633)	$(2,826,794)

See accompanying Notes to Financial Statements.

McIntyre Global Equity Fund

FINANCIAL HIGHLIGHTS
for a capital share outstanding throughout the period

	For the Six Months Ended September 30, 2005		For the Year Ended March 31,
	(Unaudited)		2005		2004		2003		2002	2001
Net asset value,
beginning of period	$6.92		$7.51		$4.46		$6.57		$12.69	$23.56

INCOME FROM
INVESTMENT OPERATIONS
Net investment loss	(0.01)#		(0.02)		(0.07)		(0.04)		(0.15)	(0.24)
Net realized and unrealized
gain/(loss) on investments	0.79		(0.57)		3.12		(2.07)		(3.72)	(8.90)

Total from investment operations .	0.78		(0.59)		3.05		(2.11)		(3.87)	(9.14)

LESS DISTRIBUTIONS
Distributions from
net realized gain	—		—		—		—		(2.25)	(1.73)

Total distributions	—		—		—		—		(2.25)	(1.73)

Paid-in capital
from redemption fees	0.00#	(1)	0.00	(1)	0.00	(1)	—		—	—

Net asset value, end of period	$7.70		$6.92		$7.51		$4.46		$6.57	$12.69

Total return(2)	11.27%+		(7.86%)		68.39%		(32.12%)		(33.07%)	(39.86%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions).	$10.3		$10.1		$14.0		$9.7		$18.8	$43.5

Ratio of expenses
to average net assets:
Before fees waived and
expenses recouped by Advisor	2.81%++		2.58%		2.60%		3.39%		2.40%	1.77%
After fees waived and
expenses recouped by Advisor	1.75%++		1.77%	(5)	1.90%	(5)	1.77%	(3)	1.78%	1.78%

Ratio of net investment loss
to average net assets:
Before fees waived and
expenses recouped by Advisor	(1.45%)++		(1.00%)		(1.65%)		(2.29%)		(1.98%)	(1.23%)
After fees waived and
expenses recouped by Advisor	(0.39%)++		(0.19%	) (6)	(0.95%	) (6)	(0.67%	) (4)	(1.36%)	(1.24%)
Portfolio turnover rate	9.28%+		35.24%		187.98%		36.98%		57.90%	68.76%

See accompanying Notes to Financial Statements.

McIntyre Global Equity Fund

FINANCIAL HIGHLIGHTS - (Continued)
for a capital share outstanding throughout the period

+	Not annualized.
++	Annualized.
#	Based on average shares outstanding.
(1)	Amount is less than $0.01.
(2)	Based on net asset value per share and including the reinvestment of dividends and distributions.
(3)	The annualized expense ratio included interest expense. The ratio excluding interest expense would have been 1.75% for the year ended March 31, 2003.
(4)	The net investment loss ratio included interest expense. The ratio excluding interest expense would have been (0.66%) for the year ended March 31, 2003.
(5)
The annualized expense after reimbursement ratio includes extraordinary expenses relating to the October 1, 2003 name change. For the years ended March 31, 2004 and March 31, 2005, the ratio would have been 1.75% excluding this expense.

(6)
The net investment loss after reimbursement ratio includes extraordinary expenses relating to the October 1, 2003 name change. For the years ended March 31, 2004 and March 31, 2005, the ratio would have been (0.80%) and (0.17%) excluding this expense, respectively.

See accompanying Notes to Financial Statements.

McIntyre Global Equity Fund

NOTES TO FINANCIAL STATEMENTS at September 30, 2005
(Unaudited)

Note 1 - Organization

The McIntyre Global Equity Fund (the “Fund”), formerly known as The Dessauer Global Equity Fund, is a series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund commenced operations on May 30, 1997 and has, as its objective, long-term capital appreciation. On April 22, 1999 the Fund ceased to operate as a closed-end fund and commenced operations as an open-end fund.

Note 2 - Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security Valuation. The Fund’s investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ National Market System shall be valued at the most recent trade price. Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. Short-term investments are valued at amortized cost, which approximates market value.

Securities with less than 60 days remaining to maturity when acquired by the Fund are valued on an amortized cost basis. Securities with more than 60 days remaining to maturity are valued at their current market value (using the mean between the bid and asked price) until the 60th day prior to maturity, and are then valued at amortized cost based upon the value on such date unless the Board of Trustees determines during such 60-day period that amortized cost does not represent fair value.

McIntyre Global Equity Fund

Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period. The Fund does not isolate that portion of the results of operations arising as a result of changes in the currency exchange rate from the fluctuations arising as a result of changes in the market prices of investments during the period.

Interest income is translated at the exchange rates which existed at the dates the income was accrued. Exchange gains and losses related to interest income are included in interest income on the accompanying Statement of Operations.

B. Security Transactions, Dividends and Distributions. Securities transactions are accounted for on the trade date. Realized gains and losses from security transactions are calculated using the specific identification method. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with federal income tax regulations which differ from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.

C. Federal Income Taxes. It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

D. Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E. Share Valuation. The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share. The Fund charges a 1.00% redemption fee on shares held less than sixty days. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as paid-in capital and such fees become part of the Fund’s daily NAV calculation.

McIntyre Global Equity Fund

F. Reclassification of Capital Accounts. Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

Note 3 - Investment Advisory Fee and Other Transactions with Affiliates

The Fund entered into an Investment Advisory Agreement with McIntyre, Freedman & Flynn Investment Advisers, Inc. (the “Advisor”), pursuant to which the Advisor is responsible for providing investment advisory services to the Fund. Effective June 27, 1998 the Fund pays the Advisor a monthly fee at an annual rate of 0.75% of its average daily net assets. For the six months ended September 30, 2005, the Fund incurred $38,648 in advisory fees.

The Fund is responsible for its own operating expenses. The Advisor has contractually agreed to limit the Fund’s total operating expenses by reducing all or a portion of its fees and reimbursing the Fund’s total operating expenses, for a one-year period, so that its ratio of expenses to average net assets, excluding extraordinary expenses, will not exceed 1.75%. Any such reductions made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, any time before the end of the third fiscal year following the year in which the fees waived and expense absorbed relate, provided the aggregate amount of the Fund’s current operation for such fiscal year does not exceed the applicable limitation of the Fund’s expenses.

For the six months ended September 30, 2005, the Advisor absorbed expenses of $54,640. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Cumulative expenses subject to recapture amount to $431,841 at September 30, 2005. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.

Cumulative expenses subject to recapture expire as follows:

Year	Amount
2006	$189,851
2007	$91,561
2008	$95,789
2009	$54,640

McIntyre Global Equity Fund

The Fund has entered into a Shareholder Servicing Agreement with the Advisor, under which the Fund pays servicing fees at an annual rate of 0.25% of the average daily net assets of the Fund. Payments to the Advisor under the Shareholder Servicing Agreement may reimburse the Advisor for payments it makes to selected brokers, dealers and administrators which have entered into Service Agreements with the Advisor for services provided to shareholders of the Fund. The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Fund and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request. For the six months ended September 30, 2005, the Fund incurred shareholder servicing fees of $12,883 under the agreement.

U.S. Bancorp Fund Services, LLC, (the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountant; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals. For its services, the Administrator receives a monthly fee at the following annual rates:

Under $20 million	$30,000
$20 to $100 million	0.15% of average daily net assets
$100 to $200 million	0.10% of average daily net assets
Over $200 million	0.05% of average daily net assets

For the six months ended September 30, 2005, the Fund incurred $15,041 in administration fees.

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Fund. U.S. Bank, N.A., an affiliate of USBFS, serves as the custodian to the Fund.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

Certain officers of the Fund are also officers of the Administrator and the Distributor.

For the six months ended September 30, 2005, the Fund was allocated $3,000 of the Chief Compliance Officer fee.

McIntyre Global Equity Fund

Note 4 - Concentration of Risk

The Fund may invest a portion of its assets in foreign securities. Certain price and currency exchange fluctuations, as well as economic and political situations in the foreign jurisdictions, could have a significant impact on the Fund’s net assets.

Note 5 - Purchases and Sales of Securities

During the six months ended September 30, 2005, the cost of purchases and proceeds from sales of securities (excluding short-term investments) were $940,983 and $1,765,663, respectively.

Note 6 - Income Taxes

Net investment income/(loss) and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatments of wash sale losses deferred and losses realized subsequent to October 31 on the sale of securities.

As of March 31, 2005, the Fund’s most recent fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments (a)	$9,320,745
Gross tax unrealized appreciation	1,528,132
Gross tax unrealized depreciation	(687,068)
Net tax unrealized appreciation	$841,064

Undistributed ordinary income	$—
Undistributed long-term capital gain	—
Total distributable earnings	$—

Other accumulated gains/(losses)	$(2,881,064)
Total accumulated gains/(losses)	$(2,040,000)

(a)	Represents cost for federal income tax purposes and differs from the cost for financial purposes due to wash sales.

At March 31, 2005, the Fund had a capital loss carryover of $2,881,064, which expires in 2010, available to offset future gains, if any. Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. As of March 31, 2005, the Fund had no post-October losses.

There were no distributions paid during the six months ended September 30, 2005 or the year ended March 31, 2005.

McIntyre Global Equity Fund

NOTICE TO SHAREHOLDERS at September 30, 2005
(Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-560-0086, on the Fund’s website at http://www.mcintyreinvestments.net, or on the SEC’s website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30, 2005

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-560-0086. Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information included in the Fund’s Form N-Q is also available by calling 1-800-560-0086.

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Advisor
McIntyre, Freedman & Flynn Investment Advisers, Inc.
4 Main Street
Orleans, MA 02653

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(800) 560-0086

Custodian
U.S. Bank, N.A.
425 Walnut Street
Cincinnati, OH 45202

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor
San Francisco, CA 94105

This material is intended for shareholders of the McIntyre Global Equity Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus. Statements and other information herein are dated and are subject to change.

The Fund is distributed by Quasar Distributors LLC, Milwaukee, WI.

For more information, please call 1-800-560-0086.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s independent trustees serve as its nominating committee, however they do not make use of a nominating committee charter. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title)  /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date 12/6/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date 12/6/05

By (Signature and Title)* /s/ Douglas G. Hess
Douglas G. Hess, Treasurer

Date 12/6/05

* Print the name and title of each signing officer under his or her signature.